Liquidity and Capital Resources	6 Months Ended
Jun. 30, 2025
Liquidity and Capital Resources [Abstract]
Liquidity and capital resources

2. LIQUIDITY AND CAPITAL RESOURCES

As of June 30, 2025, the Group’s consolidated current assets exceeded its consolidated current liabilities by $5,279, reflecting a positive working capital balance. The Group’s consolidated net assets were $8,621 as of June 30, 2025. The Group assesses that it could meet its obligations for the next 12 months from the issuance date of the condensed consolidated financial statements.

The Group’s principal sources of liquidity were cash provided by operating activities, bank borrowings. The Group reported net cash used in operating activities of $601 for the six months ended June 30, 2024, and net cash provided by operating activities of $978 for the same period in 2025. As of June 30, 2025, the Group had $4,064 in unrestricted cash and cash equivalents.

The Group’s operating results for future periods are subject to numerous uncertainties and it is uncertain if the Group will be able to continuously achieve a net income position in the foreseeable future. If management is not able to increase revenues and/or manage costs and operating expenses in line with revenue forecasts, the Group may not be able to achieve profitability.

The Group believes that available cash and cash equivalents, restricted cash released within 12 months, and cash provided by operating activities, together with cash available from the activities mentioned above, should enable the Group to meet presently anticipated cash needs for at least the next 12 months after the issue date of the unaudited condensed consolidated financial statements, and the Group has prepared the unaudited condensed consolidated financial statements on a going concern basis. However, the Group continues to have ongoing obligations and expects that it will require additional capital to execute its longer-term business plan. If the Group encounters unforeseen circumstances that place constraints on its capital resources, management will be required to take various measures to conserve liquidity, which could include, but not necessarily be limited to, initiating additional public offerings, obtaining credit facilities, streamlining business units, controlling rental, overhead and other operating expenses and seeking to further dispose of non-cash generating units. Management cannot provide any assurance that the Group will raise additional capital if needed.